Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of selling, general and administrative expenses
	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019

Payroll and related	4,009	2,485	2,947
Professional services	2,324	1,614	2,007
Expected credit loss	723	*296	*295
Convertible debenture transaction costs	704	-	-
Shares listing costs	608	-	-
Contingent liabilities	509	-	-
Depreciation and amortization	443	3,558	1,913
Insurance	396	161	-
Share based compensation	378	2,978	1,006
Rent and office maintenance	314	321	379
Travel expenses	272	102	595
Others	411	137	862
Total	11,091	11,652	10,004

*	Reclassified